Annual Total Returns - Fidelity Advisor Freedom® 2025 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2025 Fund - Class A	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(2.64%)
Annual Return 2012	12.69%
Annual Return 2013	15.86%
Annual Return 2014	5.11%
Annual Return 2015	(0.87%)
Annual Return 2016	7.08%
Annual Return 2017	16.25%
Annual Return 2018	(5.72%)
Annual Return 2019	19.99%
Annual Return 2020	13.84%